UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-1241

Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109	02109
(Address of Principal Executive Offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	November 30, 2007

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund as of November 30, 2007

(Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2007, the value of the Fund’s investment in the Portfolio was $272,578,846 and the Fund held an approximate 40.8% interest in the Portfolio. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Australia — 2.0%
Banks and Money Services — 2.0%
Ausgroup, Ltd.	11,055,000	$13,326,144
		$13,326,144
Total Australia (identified cost $13,853,541)		$13,326,144

China — 20.8%
Commercial Services & Supplies — 1.9%
Sino-Environment Tech Group (1)	8,416,000	$12,635,466
		$12,635,466
Containers & Packaging — 2.2%
AMVIG Holdings, Ltd.	10,172,000	$14,384,076
		$14,384,076
Diversified Consumer Services — 1.5%
China Education, Ltd. (1)	23,149,000	$10,141,670
		$10,141,670
Hotels, Restaurants & Leisure — 5.2%
China LotSynergy Holdings, Ltd. (1)	111,852,000	$15,400,733
Home Inns & Hotels Management, Inc. ADR (1)	476,159	19,132,069
		$34,532,802
Personal Products — 2.4%
Beauty China Holdings, Ltd.	17,813,000	$16,008,590
		$16,008,590
Software — 1.4%
Hi Sun Technology China, Ltd. (1)	26,010,000	$9,400,894
		$9,400,894
Textiles, Apparel & Luxury Goods — 4.2%
Ports Design, Ltd.	8,158,500	$27,929,313
		$27,929,313
Tobacco — 2.0%
Huabao International Holdings, Ltd.	13,015,000	$13,493,844
		$13,493,844
Total China (identified cost $94,483,249)		$138,526,655

1

Hong Kong — 6.9%
Distributors — 1.4%
Integrated Distribution Services Group Ltd.	2,754,000	$9,027,689
		$9,027,689
Hotels, Restaurants & Leisure — 1.4%
Fairwood Holdings, Ltd.	7,674,000	$9,589,111
		$9,589,111
Textiles, Apparel & Luxury Goods — 4.1%
Peace Mark Holdings, Ltd.	13,872,000	$20,685,386
Walker Group (1)	16,017,000	6,618,884
		$27,304,270
Total Hong Kong (identified cost $22,383,821)		$45,921,070

Malaysia — 14.4%
Commercial Services & Supplies — 2.2%
Pelikan International Corp.	11,998,300	$14,991,356
		$14,991,356
Construction Materials — 2.7%
Lafarge Malayan Cement BHD	11,614,140	$18,251,170
		$18,251,170
Electronic Equipment & Instruments — 1.8%
Uchi Technologies BHD	15,732,000	$12,174,913
		$12,174,913
Health Care Equipment & Supplies — 1.6%
Kossan Rubber Industries BHD	9,175,100	$10,442,425
		$10,442,425
Health Care Providers & Services — 2.2%
Pantai Holdings BHD (2)	18,910,300	$14,791,851
		$14,791,851
Software — 2.2%
Silverlake Axis, Ltd.	36,252,000	$14,334,318
		$14,334,318
Wireless Telecommunication Services — 1.7%
Digi.Com BHD	1,473,400	$11,299,771
		$11,299,771
Total Malaysia (identified cost $70,104,698)		$96,285,804

Philippines — 2.8%
Construction Materials — 2.8%
Holcim Philippines, Inc.	100,332,000	$18,718,076
		$18,718,076
Total Philippines (identified cost $15,736,595)		$18,718,076

2

Republic of Korea — 1.0%
Software — 1.0%
Duzon Digital Ware Co., Ltd.	400,982	$6,884,721
		$6,884,721
Total Republic of Korea (identified cost $7,688,881)		$6,884,721

Singapore — 35.4%
Air Freight & Logistics — 3.7%
Goodpack, Ltd.	15,703,000	$25,006,101
		$25,006,101
Communications Equipment — 2.5%
Datacraft Asia, Ltd.	14,170,000	$16,720,600
		$16,720,600
Computer Peripherals — 2.0%
Unisteel Tech, Ltd.	11,355,000	$13,501,843
		$13,501,843
Diversified Consumer Services — 8.5%
Hartford Education Corp., Ltd.	5,382,350	$674,201
Raffles Education Corp., Ltd.	25,068,000	55,893,470
		$56,567,671
IT Services — 3.4%
CSE Global, Ltd.	25,854,500	$22,467,619
		$22,467,619
Machinery — 1.1%
Armstrong Industrial Corp., Ltd	29,826,000	$7,675,121
		$7,675,121
Marine — 7.2%
Ezra Holdings, Ltd.	20,687,520	$47,869,899
		$47,869,899
Real Estate — 2.4%
Ascott Group, Ltd.	16,484,000	$15,829,106
		$15,829,106
Real Estate Management & Development — 2.3%
Ascott Residence Trust	15,652,000	$15,646,017
		$15,646,017
Specialty Retail — 2.3%
FJ Benjamin Holdings, Ltd.	27,597,000	$15,203,234
		$15,203,234
Total Singapore (identified cost $119,700,314)		$236,487,211

3

Taiwan — 11.7%
Communications Equipment — 1.3%
Cipherlab Co., Ltd.	3,137,000	$8,332,828
		$8,332,828
Electronic Equipment & Instruments — 2.8%
Av Tech Corp.	2,838,584	$18,909,434
		$18,909,434
Health Care Equipment & Supplies — 1.2%
Johnson Health Tech Co., Ltd.	3,614,790	$7,715,340
		$7,715,340
Hotels, Restaurants & Leisure — 1.1%
Formosa International Hotels Corp.	762,157	$7,388,253
		$7,388,253
Machinery — 2.8%
Awea Mechantronic Co., Ltd.	6,075,124	$10,566,252
Nak Sealing Technologies Corp.	6,403,837	8,311,682
		$18,877,934
Metals & Mining — 2.5%
Gloria Material Tech Corp.	9,605,000	$16,850,532
		$16,850,532
Total Taiwan (identified cost $64,824,130)		$78,074,321

Thailand — 4.8%
Health Services — 2.2%
Bumrungrad Hospital Public Co., Ltd. (3)	12,168,100	$14,379,910
		$14,379,910
Hotels, Restaurants & Leisure — 0.7%
Minor International Public Co. Ltd. (3)	9,286,181	$4,581,704
		$4,581,704
Wireless Telecommunication Services — 1.9%
Total Access Communication PCL (1)	12,517,800	$12,768,156
		$12,768,156
Total Thailand (identified cost $19,762,059)		$31,729,770
Total Common Stocks (identified cost $428,537,288)		$665,953,772

4

Warrants — 0.2%

Security	Shares	Value

Singapore — 0.1%
Goodpack Ltd., Exp. 7/16/09, strike price SGD 1.38 (1)	1,962,875	$678,374
		$678,374
Total Singapore (identified cost $0)		$678,374

Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08, strike price THB 5.99 (1)	3,690,779	$1,123,126
		$1,123,126
Total Thailand (identified cost $0)		$1,123,126
Total Warrants (identified cost $0)		$1,801,500
Total Investments — 100.0% (identified cost $428,537,288)		$667,755,272
Other Assets, Less Liabilities — (0.0)%		$(329,914)
Net Assets — 100.0%		$667,425,358

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

5

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$428,559,615
Gross unrealized appreciation	$259,079,659
Gross unrealized depreciation	(19,884,002)
Net unrealized appreciation	$239,195,657

The net unrealized depreciation on foreign currency and foreign currency transactions, including capital gains taxes, at November 30, 2007 on a federal icome tax basis was $1,152,228.

6

Eaton Vance Global Growth Fund as of November 30, 2007

(Unaudited)

Eaton Vance Global Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in the Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2007, the value of the Fund’s investment in the Portfolio was $107,163,930 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Global Growth Portfolio	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 1.1%
Ceradyne, Inc. (1)	24,800	$1,226,112
		$1,226,112
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$243,235
		$243,235
Automobiles — 0.4%
Toyota Motor Corp.	8,000	$454,351
		$454,351
Beverages — 1.9%
Diageo PLC ADR	5,000	$452,900
Fomento Economico Mexicano SA de C.V. ADR	21,000	680,400
Heineken Holding NV	6,500	366,320
InBev NV	6,000	527,445
		$2,027,065
Biotechnology — 0.6%
Genzyme Corp. (1)	8,000	$599,440
		$599,440
Capital Markets — 2.1%
Invesco PLC ADR (2)	17,000	$446,250
LYXOR ETF CAC 40	6,000	500,948
Merrill Lynch & Co., Inc.	10,000	599,400
UBS AG	15,000	762,125
		$2,308,723
Chemicals — 1.5%
Agrium, Inc.	12,000	$694,080
BASF AG ADR	4,500	626,355
Makhteshim-Agan Industries, Ltd. (1)	32,000	272,843
		$1,593,278
Commercial Banks — 5.2%
Anglo Irish Bank Corp. PLC	16,000	$279,292
Australia and New Zealand Banking Group, Ltd.	15,000	375,249

Banco Bilbao Vizcaya Argentaria SA ADR	20,000	$496,800
Banco Itau Holding Financeira SA ADR	9,484	261,189
Banco Santander Central Hispano SA ADR (2)	47,000	1,006,740
Bank of Ireland	18,000	286,579
Barclays PLC ADR	10,400	482,144
BNP Paribas SA	4,500	508,929
DBS Group Holdings, Ltd.	53,000	737,976
Erste Bank der oesterreichischen Sparkassen AG	5,500	400,951
Societe Generale	2,200	340,011
Woori Finance Holdings Co., Ltd. ADR (2)	6,050	357,555
		$5,533,415
Commercial Services & Supplies — 0.5%
Manpower, Inc.	8,200	$501,020
		$501,020
Communications Equipment — 2.4%
BigBand Networks, Inc. (1)	238	$1,426
Nokia Oyj ADR	22,000	865,260
Research In Motion, Ltd. (1) (2)	14,892	1,695,007
		$2,561,693
Computer Peripherals — 2.0%
3PAR, Inc. (1) (2)	495	$7,009
Apple, Inc. (1)	2,600	473,772
Brocade Communications Systems, Inc. (1)	162,000	1,180,980
Lenovo Group, Ltd.	530,000	473,998
		$2,135,759
Construction & Engineering — 2.7%
Foster Wheeler, Ltd. (1)	15,500	$2,309,500
Vinci SA	8,000	637,509
		$2,947,009
Construction Materials — 0.4%
Lafarge Malayan Cement BHD	270,000	$424,295
		$424,295
Consumer Finance — 0.6%
Orix Corp.	3,000	$621,007
		$621,007
Containers & Packaging — 0.9%
Owens-Illinois, Inc. (1) (2)	21,000	$942,690
		$942,690

Diversified Financial Services — 1.0%
ING Groep NV ADR	28,400	$1,101,352
		$1,101,352
Diversified Telecommunication Services — 3.3%
BT Group PLC ADR	12,000	$706,440
France Telecom SA ADR	31,000	1,176,450
Koninklijke KPN NV	48,000	885,484
Maxcom Telecomunicaciones SAB de CV ADR (1) (2)	9,308	151,348
Telefonica SA	17,000	571,410
		$3,491,132
Electric Utilities — 2.4%
E. ON AG ADR	18,600	$1,262,940
Enel SPA (2)	60,000	720,783
Scottish and Southern Energy PLC	17,000	555,663
		$2,539,386
Electrical Equipment — 2.1%
ABB, Ltd. ADR	31,000	$910,780
JA Solar Holdings Co., Ltd. ADR (1)	20,500	1,216,470
Solaria Energia y Medio Ambiente SA (1)	4,839	145,017
		$2,272,267
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	6,300	$498,106
		$498,106
Energy Equipment & Services — 2.1%
Acergy SA ADR	38,500	$816,970
Diamond Offshore Drilling, Inc.	12,500	1,455,375
		$2,272,345
Food & Staples Retailing — 1.0%
Shoppers Drug Mart Corp.	14,200	$779,324
Susser Holdings Corp. (1)	11,721	276,381
		$1,055,705
Food Products — 1.1%
Nestle SA	2,400	$1,157,510
		$1,157,510

Gas Utilities — 0.2%
Samchully Co., Ltd.	1,000	$217,747
		$217,747
Health Care Providers & Services — 0.6%
Henry Schein, Inc. (1) (2)	10,200	$603,330
		$603,330
Health Services — 0.5%
Healthways, Inc. (1)	9,700	$566,189
		$566,189
Hotels, Restaurants & Leisure — 0.3%
Cheesecake Factory, Inc. (1) (2)	12,500	$291,125
		$291,125
Household Durables — 0.6%
Garmin, Ltd. (2)	5,700	$611,895
		$611,895
Household Products — 0.6%
Energizer Holdings, Inc. (1)	5,600	$636,328
		$636,328
Industrial Conglomerates — 1.4%
Keppel Corp., Ltd.	160,000	$1,491,348
		$1,491,348
Insurance — 1.3%
Axa ADR	27,200	$1,111,120
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	274,706
		$1,385,826
Internet & Catalog Retail — 1.9%
Priceline.com, Inc. (1) (2)	17,600	$2,002,880
		$2,002,880
Internet Software & Services — 3.9%
Ariba, Inc. (1)	52,688	$625,407
DealerTrack Holdings, Inc. (1)	12,418	528,262
Equinix, Inc. (1) (2)	3,000	312,330
Google Inc., Class A (1)	2,447	1,695,771
SAVVIS, Inc. (1) (2)	15,000	480,600
Switch & Data Facilities Co., Inc. (1) (2)	17,035	323,495
VeriSign, Inc. (1) (2)	6,000	245,400
		$4,211,265

IT Services — 2.6%
Affiliated Computer Services, Inc., Class A (1)	16,000	$671,360
Euronet Worldwide, Inc. (1) (2)	21,500	704,340
MasterCard, Inc., Class A (2)	6,950	1,394,518
		$2,770,218
Machinery — 2.4%
Atlas Copco AB, Class B	41,000	$561,680
Flowserve Corp.	5,900	555,131
Komatsu, Ltd.	32,000	981,302
Titan International, Inc. (2)	17,000	466,820
		$2,564,933
Marine — 0.6%
American Commercial Lines, Inc. (1)	18,000	$313,020
Cosco Corp., Ltd.	65,000	319,989
		$633,009
Media — 0.6%
Central European Media Enterprises, Ltd., Class A (1)	1,214	$133,188
CTC Media, Inc. (1)	1,027	24,710
Live Nation, Inc. (1) (2)	8,400	112,728
Tribune Co.	1,224	37,993
Virgin Media, Inc. (2)	18,000	342,000
		$650,619
Metals & Mining — 10.5%
Anglo American PLC ADR	19,110	$643,816
BHP Billiton, Ltd.	8,000	305,391
Century Aluminum Co. (1)	5,200	298,168
Companhia Vale do Rio Doce ADR (2)	48,000	1,388,640
Companhia Vale do Rio Doce ADR	7,800	269,724
Gammon Gold, Inc. (1) (2)	200,342	1,482,531
Golden Star Resources, Ltd. (1)	214,000	646,280
Harry Winston Diamond Corp.	4,836	179,899
IAMGOLD Corp.	61,000	522,770
JSC MMC Norilsk Nickel ADR (2)	2,300	671,600
Patriot Coal Corp. (1)	610	20,624
Rio Tinto PLC ADR (2)	4,400	2,056,912
Roca Mines, Inc. (1) (2)	41,254	121,335
Silver Wheaton Corp. (1) (2)	39,900	597,303
Teck Cominco, Ltd., Class B	10,000	382,100
Thompson Creek Metals Co., Inc. (1)	83,298	1,664,127
Western Copper Corp. (1)	32,000	36,495
		$11,287,715

Multi-Utilities — 1.1%
RWE AG	8,400	$1,151,263
		$1,151,263
Office Electronics — 0.9%
Canon, Inc.	17,350	$916,733
		$916,733
Oil and Gas-Equipment and Services — 0.1%
Sandridge Energy, Inc. (1) (2)	4,908	$155,829
		$155,829
Oil, Gas & Consumable Fuels — 9.1%
Arch Coal, Inc.	7,218	$273,273
CNX Gas Corp. (1)	11,000	338,800
ConocoPhillips	11,900	952,476
CONSOL Energy, Inc.	4,640	275,059
Hess Corp.	30,700	2,186,454
Massey Energy Co.	19,293	654,997
Nexen, Inc.	16,000	454,400
Peabody Energy Corp.	11,316	629,622
Petroleo Brasileiro SA ADR	12,000	974,040
Quicksilver Resources, Inc. (1) (2)	17,000	860,200
Sibir Energy PLC	25,000	282,098
StatoilHydro ASA ADR (2)	13,795	445,854
Total SA ADR	18,000	1,456,560
		$9,783,833
Personal Products — 0.1%
Herbalife, Ltd.	1,621	$67,871
		$67,871
Pharmaceuticals — 4.5%
Abbott Laboratories	8,400	$483,084
Adams Respiratory Therapeutics, Inc. (1) (2)	5,000	215,700
Elan Corp. PLC ADR (1) (2)	52,000	1,197,560
Ipsen SA	4,100	233,499
Novartis AG ADR	8,000	452,160
Roche Holding AG	5,000	957,809
Shire PLC ADR	17,900	1,270,005
		$4,809,817
Real Estate Investment Trusts (REITs) — 2.5%
Annaly Capital Management, Inc.	145,886	$2,510,698
MFA Mortgage Investments, Inc.	18,904	165,977
		$2,676,675

Semiconductors & Semiconductor Equipment — 2.9%
Atheros Communications, Inc. (1)	23,800	$701,862
Cavium Networks, Inc. (1) (2)	480	12,312
Intersil Corp., Class A	21,000	523,740
Marvell Technology Group, Ltd. (1)	18,000	268,920
MEMC Electronic Materials, Inc. (1)	20,900	1,621,422
		$3,128,256
Software — 3.5%
Glu Mobile, Inc. (1)	1,000	$5,460
i2 Technologies, Inc. (1) (2)	19,000	307,420
Nintendo Co., Ltd.	4,500	2,767,923
UbiSoft Entertainment SA (1)	8,000	697,927
		$3,778,730
Textiles, Apparel & Luxury Goods — 1.2%
Crocs, Inc. (1) (2)	27,700	$1,081,131
Stella International Holdings, Ltd.	100,000	215,820
		$1,296,951
Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	17,000	$258,740
		$258,740
Tobacco — 2.7%
British American Tobacco PLC	15,000	$582,650
Loews Corp. - Carolina Group	26,435	2,351,393
		$2,934,043
Trading Companies & Distributors — 0.8%
Mitsubishi Corp.	30,000	$872,608
		$872,608
Wireless Telecommunication Services — 4.7%
Bouygues SA	3,000	$269,441
China Mobile, Ltd. ADR	7,500	687,450
Millicom International Cellular SA (1) (2)	8,600	1,025,808
NII Holdings, Inc., Class B (1)	10,364	571,678
Philippine Long Distance Telephone Co. ADR	10,000	726,300

Turkcell Iletisim Hizmetleri AS ADR	50,000	$1,367,000
Vodafone Group PLC ADR	12,000	447,000
		$5,094,677
Total Common Stocks (identified cost $79,834,077)		$105,357,348

Short-Term Investments — 24.7%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.011% (3) (4)	$22,350	$22,349,787
Investment in Cash Management Portfolio, 4.52% (3)	4,150	4,149,964
Total Short-Term Investments (identified cost $26,499,750)		$26,499,751
Total Investments — 123.0% (identified cost $106,333,827)		$131,857,099
Other Assets, Less Liabilities — (23.0)%		$(24,692,868)
Net Assets — 100.0%		$107,164,231

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at November 30, 2007.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  November 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended November 30, 2007 were $284,464 and $44,998, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of November 30, 2007.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of  November 30, 2007, the Portfolio loaned securities having a market value of $22,447,680 and received $21,666,084 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	60.1%	$64,400,982
Canada	8.4	9,075,752
United Kingdom	7.4	7,925,878
Japan	6.9	7,355,265
France	6.4	6,932,394
Switzerland	3.9	4,240,384
Germany	3.1	3,315,264
Brazil	2.7	2,893,593
Bermuda	2.5	2,711,608
China	2.4	2,593,738
Singapore	2.4	2,549,313
Netherlands	2.2	2,353,156
Spain	2.1	2,219,967
Ireland	1.6	1,763,431
Turkey	1.3	1,367,000
Norway	1.2	1,262,824
Luxembourg	1.0	1,025,808
Finland	0.8	865,260
Mexico	0.8	831,748
Philippines	0.7	726,300
Italy	0.7	720,783
Australia	0.6	680,640
Russia	0.6	671,600
Cayman Islands	0.6	611,895
Republic of Korea	0.5	575,302
Sweden	0.5	561,680
Belgium	0.5	527,445
Malaysia	0.4	424,295
Austria	0.4	400,951
Israel	0.3	272,843
	123.0%	$131,857,099

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,471,028
Gross unrealized appreciation	$27,737,400
Gross unrealized depreciation	(2,351,329)
Net unrealized appreciation	$25,386,071

The net unrealized appreciation on foreign currency transactions, including foreign capital gain taxes, at November 30, 2007 on a federal income tax basis was $13,344.

Eaton Vance Greater China Growth Fund as of November 30, 2007 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At November 30, 2007, the value of the Fund’s investment in the Portfolio was $515,596,099 and the Fund had an approximate 99.9% interest in the Portfolio.  The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio	as of November 30,2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
China — 69.7%
Auto Components — 1.2%
Minth Group, Ltd.	4,314,000	$6,394,071
		$6,394,071
Commercial Banks — 3.9%
China Construction Bank - Class H	10,473,000	$10,115,237
China Merchants Bank Co., Ltd. - Class H	2,153,000	10,034,074
		$20,149,311
Commercial Services & Supplies — 0.3%
Hembly International Holdings, Ltd.	2,566,000	$1,356,555
		$1,356,555
Construction & Engineering — 1.8%
China Communications Construction Co., Ltd. - Class H	3,102,000	$9,071,727
		$9,071,727
Construction Materials — 7.2%
Anhui Conch Cement Co., Ltd. - Class H	1,410,000	$12,185,975
China National Building Material Co., Ltd. - Class H	5,636,000	24,743,775
		$36,929,750
Containers & Packaging — 4.0%
AMVIG Holdings, Ltd.	7,810,000	$11,044,007
Nine Dragons Paper Holdings, Ltd.	3,927,000	9,811,029
		$20,855,036
Distributors — 0.6%
Sichuan Xinhua Winshare - Class H	4,574,000	$3,285,043
		$3,285,043
Diversified Consumer Services — 1.8%
New Oriental Education & Technology Group, Inc. ADR (1)	117,400	$9,400,218
		$9,400,218
Diversified Telecommunication Services — 1.1%
China Communications Services Corp., Ltd. - Class H (1)	6,678,000	$5,831,502
		$5,831,502
Electrical Equipment — 1.2%
Shanghai Electric Group Co., Ltd. - Class H	7,966,000	$6,390,092
		$6,390,092
Energy Equipment & Services — 4.0%
Anhui Tianda Oil Pipe Co., Ltd. - Class H	5,054,000	$3,985,398
China Oilfield Services, Ltd. - Class H	6,840,000	16,390,273
		$20,375,671
Hotels, Restaurants & Leisure — 1.8%
China LotSynergy Holdings, Ltd. (1)	34,504,000	$4,750,804
Home Inns & Hotels Management, Inc. ADR (1)	117,710	4,729,588
		$9,480,392
Independent Power Producers & Energy Traders — 1.5%
China Resources Power Holdings Co., Ltd.	2,192,000	$7,594,435
		$7,594,435
Industrial Conglomerates — 1.3%
Shanghai Industrial Holdings, Ltd.	1,343,000	$6,540,225
		$6,540,225
Insurance — 3.9%
China Insurance International Holdings Co., Ltd. (1)	1,068,000	$2,883,161
China Life Insurance Co., Ltd. - Class H	3,150,000	17,275,422
		$20,158,583
Life Sciences Tools & Services — 0.9%
WuXi PharmaTech Cayman, Inc. ADR (1)	156,500	$4,422,690
		$4,422,690
Machinery — 1.2%
China Infrastructure Machinery Holdings, Ltd.	3,108,000	$5,978,096
		$5,978,096

1

Marine — 1.9%
China Cosco Holdings - Class H	2,592,500	$9,769,282
		$9,769,282
Media — 1.9%
Focus Media Holding, Ltd. ADR (1)	170,900	$9,645,596
		$9,645,596
Metals & Mining — 1.2%
Shougang Concord International Enterprises Co., Ltd. (2)	15,204,000	$6,424,996
		$6,424,996
Oil, Gas & Consumable Fuels — 6.3%
China Coal Energy Co. - Class H	3,288,000	$10,529,254
China Shenhua Energy Co., Ltd. - Class H	1,195,000	7,100,979
PetroChina Co., Ltd. - Class H	7,634,000	14,673,744
		$32,303,977
Real Estate Management & Development — 7.5%
C C Land Holdings, Ltd.	4,020,000	$6,823,849
China Aoyuan Property Group, Ltd. (1)	730,000	466,951
E-House China Holdings, Ltd. ADR (1)	187,300	4,618,818
Guangzhou R&F Properties Co., Ltd. - Class H	3,628,000	15,631,183
KWG Property Holding, Ltd. (1)	3,765,000	6,360,673
Sino-Ocean Land Holdings, Ltd. (1)	3,163,500	4,713,515
		$38,614,989
Textiles, Apparel & Luxury Goods — 2.3%
Ports Design, Ltd.	3,521,000	$12,053,577
		$12,053,577
Tobacco — 2.0%
Huabao International Holdings, Ltd.	10,175,000	$10,549,355
		$10,549,355
Transportation Infrastructure — 2.3%
China Merchants Holdings International Co., Ltd.	1,818,000	$11,845,880
		$11,845,880
Wireless Telecommunication Services — 6.6%
China Mobile, Ltd.	1,857,000	$33,958,577
		$33,958,577
Total China (identified cost $172,978,977)		$359,379,626

Hong Kong — 16.6%
Data Processing & Outsourced Services — 0.6%
International Elite, Ltd. (1)	19,738,000	$3,245,131
		$3,245,131
Distributors — 3.1%
Integrated Distribution Services Group Ltd.	2,551,000	$8,362,250
Li & Fung, Ltd.	1,882,000	7,532,046
		$15,894,296
Diversified Financial Services — 1.8%
Hong Kong Exchanges and Clearing, Ltd.	305,500	$9,335,290
		$9,335,290
Internet Software & Services — 2.2%
Tencent Holdings, Ltd.	1,473,000	$11,068,350
		$11,068,350
Multiline Retail — 2.2%
Parkson Retail Group, Ltd.	1,050,000	$11,170,930
		$11,170,930
Real Estate Management & Development — 3.0%
Cheung Kong Holdings, Ltd.	469,000	$8,905,432
Swire Pacific, Ltd. - Class A	475,500	6,446,025
		$15,351,457
Specialty Retail — 2.0%
Esprit Holdings, Ltd.	699,000	$10,540,586
		$10,540,586
Textiles, Apparel & Luxury Goods — 1.7%
Peace Mark Holdings, Ltd.	5,980,000	$8,917,143
		$8,917,143
Total Hong Kong (identified cost $34,017,466)		$85,523,183

2

Singapore — 3.1%
Marine — 3.1%
Cosco Corp., Ltd.	3,224,000	$15,871,444
		$15,871,444
Total Singapore (identified cost $5,811,045)		$15,871,444

Taiwan — 9.4%
Chemicals — 0.8%
Taiwan Fertilizer Co., Ltd.	1,744,000	$4,013,611
		$4,013,611
Computer Peripherals — 1.0%
Asustek Computer, Inc.	1,698,000	$5,359,938
		$5,359,938
Construction Materials — 1.0%
Taiwan Cement Corp.	3,452,000	$5,083,207
		$5,083,207
Electronic Equipment & Instruments — 1.3%
Hon Hai Precision Industry Co., Ltd.	1,075,680	$6,925,867
		$6,925,867
Hotels, Restaurants & Leisure — 0.8%
Formosa International Hotels Corp.	410,617	$3,980,469
		$3,980,469
Insurance — 0.8%
Cathay Financial Holding Co., Ltd.	1,761,789	$3,971,927
		$3,971,927
Semiconductors & Semiconductor Equipment — 2.5%
MediaTek, Inc.	332,871	$4,380,986
Taiwan Semiconductor Manufacturing Co., Ltd.	4,642,161	8,801,472
		$13,182,458
Wireless Telecommunication Services — 1.2%
Far EasTone Telecommunications Co., Ltd.	4,827,300	$6,286,897
		$6,286,897
Total Taiwan (identified cost $41,279,853)		$48,804,374
Total Common Stocks (identified cost $254,087,341)		$509,578,627

Rights — 0.0%

Security	Shares	Value
Hong Kong — 0.0%
Investment Services — 0.0%
Wing Fat Printing Co. (2)	13,430	$0
		$0
Total Hong Kong (identified cost $0)		$0
Total Rights (identified cost $0)		$0
Total Investments — 98.8% (identified cost $254,087,341)		$509,578,627
Other Assets, Less Liabilities — 1.2%		$6,017,999
Net Assets — 100.0%		$515,596,626

3

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith, or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$254,087,341
Gross unrealized appreciation	$258,224,426
Gross unrealized depreciation	(2,733,140)
Net unrealized appreciation	$255,491,286

The net unrealized appreciation on foreign currency and foreign currency transactions at November 30, 2007 on a federal income tax basis was $5,213.

4

Eaton Vance Multi-Cap Growth Fund as of November 30, 2007 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2007, the value of the Fund’s investment in the Portfolio was $207,494,213 and the Fund had an approximate 99.5% interest in the Portfolio. The Portfolio’s Portfolio of Investments is set forth below.

Multi-Cap Growth Portfolio	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value

Aerospace & Defense — 2.2%
Ceradyne, Inc. (1)	93,000	$4,597,920
		$4,597,920
Biotechnology — 1.0%
Genzyme Corp. (1)	27,000	$2,023,110
		$2,023,110
Capital Markets — 1.9%
LYXOR ETF CAC 40	20,000	$1,669,826
Merrill Lynch & Co., Inc.	37,000	2,217,780
		$3,887,606
Commercial Banks — 0.4%
Banco Itau Holding Financeira SA ADR	32,404	$892,406
		$892,406
Commercial Services & Supplies — 0.8%
Manpower, Inc.	29,000	1,771,900
		$1,771,900
Communications Equipment — 3.0%
BigBand Networks, Inc. (1)	774	$4,636
Research In Motion, Ltd.(1)	54,687	6,224,474
		$6,229,110
Computer Peripherals — 2.9%
3PAR, Inc. (1) (2)	1,819	$25,757
Apple, Inc. (1)	9,200	1,676,424
Brocade Communications Systems, Inc. (1)	601,000	4,381,290
		$6,083,471
Construction & Engineering — 3.8%
Foster Wheeler, Ltd. (1)	52,500	$7,822,500
		$7,822,500
Containers & Packaging — 1.5%
Owens-Illinois, Inc. (1)	71,000	$3,187,190
		$3,187,190
Diversified Telecommunication Services — 0.3%
Maxcom Telecomunicaciones SAB de CV ADR (1)	33,910	$551,377
		$551,377
Electrical Equipment — 2.4%
JA Solar Holdings Co., Ltd. ADR (1)	75,000	$4,450,500
Solaria Energia y Medio Ambiente SA (1)	16,129	483,360
		$4,933,860
Energy Equipment & Services — 2.6%
Diamond Offshore Drilling, Inc.	46,850	$5,454,745
		$5,454,745
Food & Staples Retailing — 1.6%
Shoppers Drug Mart Corp.	48,500	$2,661,775
Susser Holdings Corp. (1)	32,578	768,189
		$3,429,964
Health Care Providers & Services — 0.9%
Henry Schein, Inc. (1) (2)	30,000	$1,774,500
		$1,774,500
Health Services — 1.0%
Healthways, Inc. (1)	36,000	$2,101,320
		$2,101,320
Hotels, Restaurants & Leisure — 0.4%
Cheesecake Factory, Inc. (The) (1) (2)	39,000	$908,310
		$908,310
Household Durables — 1.1%
Garmin, Ltd.	21,000	$2,254,350
		$2,254,350

1

Household Products — 1.1%
Energizer Holdings, Inc. (1)	20,000	$2,272,600
		$2,272,600
Internet & Catalog Retail — 3.5%
Priceline.com, Inc. (1) (2)	64,200	$7,305,960
		$7,305,960
Internet Software & Services — 7.3%
Ariba, Inc. (1) (2)	184,529	$2,190,359
DealerTrack Holdings, Inc. (1)	40,874	1,738,780
Equinix, Inc. (1) (2)	9,000	936,990
Google Inc., Class A (1)	9,100	6,306,300
SAVVIS, Inc. (1) (2)	50,000	1,602,000
Skillsoft PLC ADR (1)	53,000	513,570
Switch & Data Facilities Co., Inc. (1) (2)	56,103	1,065,396
VeriSign, Inc. (1) (2)	22,200	907,980
		$15,261,375
IT Services — 4.9%
Affiliated Computer Services, Inc., Class A (1)	60,000	$2,517,600
Euronet Worldwide, Inc.(1)	79,000	2,588,040
MasterCard, Inc., Class A (2)	25,500	5,116,575
		$10,222,215
Machinery — 2.0%
Flowserve Corp.	22,200	$2,088,798
Titan International, Inc.	75,000	2,059,500
		$4,148,298
Marine — 0.5%
American Commercial Lines, Inc. (1)	66,000	$1,147,740
		$1,147,740
Media — 1.0%
Central European Media Enterprises, Ltd., Class A (1)	4,046	$443,887
CTC Media, Inc. (1)	3,643	87,651
Live Nation, Inc. (1)	27,000	362,340
Tribune Co.	4,300	133,472
Virgin Media, Inc.	60,000	1,140,000
		$2,167,350
Metals & Mining —9.1%
Century Aluminum Co. (1)	20,000	$1,146,800
Companhia Vale do Rio Doce ADR (2)	31,000	1,071,980
Gammon Gold, Inc. (1) (2)	738,024	5,461,378
Golden Star Resources, Ltd. (1)	725,000	2,189,500
Harry Winston Diamond Corp.	16,120	599,664
IAMGOLD Corp.	223,000	1,911,110
Roca Mines, Inc. (1) (2)	147,337	433,344
Thompson Creek Metals Co., Inc. (1)	294,917	6,091,629
Western Copper Corp. (1)	95,000	108,343
		$19,013,748
Oil and Gas-Equipment and Services — 0.3%
Sandridge Energy, Inc. (1) (2)	17,995	$571,341
		$571,341
Oil, Gas & Consumable Fuels — 10.1%
Arch Coal, Inc.	26,814	$1,015,178
CNX Gas Corp. (1) (2)	36,000	1,108,800
ConocoPhillips	37,000	2,961,480
CONSOL Energy, Inc.	17,238	1,021,869
Hess Corp.	98,600	7,022,292
Massey Energy Co.	67,525	2,292,474
Patriot Coal Corp. (1)	2,200	74,382
Peabody Energy Corp.	40,811	2,270,724
Quicksilver Resources, Inc. (1) (2)	54,000	2,732,400
Rosetta Resources, Inc. (1)	30,872	564,958
		$21,064,557
Personal Products — 0.1%
Herbalife, Ltd.	5,768	$241,506
		$241,506
Pharmaceuticals — 5.0%
Abbott Laboratories	27,000	$1,552,770
Elan Corp. PLC ADR (1) (2)	172,000	4,137,180

2

Ipsen SA	13,000	$740,362
Shire PLC ADR	55,000	3,902,250
		$10,332,562
Real Estate Investment Trusts (REITs) — 4.5%
Annaly Capital Management, Inc. (2)	509,994	$8,776,996
MFA Mortgage Investments, Inc.	62,385	547,740
		$9,324,736
Real Estate Management & Development — 0.0%
Move, Inc. (1)	3,941	$9,261
		$9,261
Retail-Specialty and Apparel — 0.6%
Pier 1 Imports, Inc. (1) (2)	326,000	$1,343,120
		$1,343,120
Semiconductors & Semiconductor Equipment — 5.5%
Atheros Communications, Inc. (1)	91,000	$2,683,590
Cavium Networks, Inc. (1) (2)	1,640	42,066
Intersil Corp., Class A	79,000	1,970,260
Marvell Technology Group, Ltd. (1)	70,000	1,045,800
MEMC Electronic Materials, Inc. (1)	73,000	5,663,340
		$11,405,056
Software — 1.0%
i2 Technologies, Inc. (1) (2)	58,000	$938,440
Nintendo Co., Ltd.	2,000	1,230,188
		$2,168,628
Textiles, Apparel & Luxury Goods — 2.0%
Crocs, Inc. (1) (2)	106,000	$4,260,550
		$4,260,550
Thrifts & Mortgage Finance — 0.6%
BankUnited Financial Corp., Class A	42,453	$338,775
Hudson City Bancorp, Inc.	60,000	913,200
		$1,251,975
Tobacco — 3.5%
Loews Corp. - Carolina Group	81,149	$7,218,204
		$7,218,204
Wireless Telecommunication Services — 2.7%
Millicom International Cellular SA (1) (2)	29,477	$3,516,017
NII Holdings, Inc., Class B (1)	37,222	2,053,166
		$5,569,183
Total Common Stocks (identified cost $155,629,620)		$194,203,604

Short-Term Investments — 32.2%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.011% (3) (4)	40,925	$40,924,833
Investment in Cash Management Portfolio, 4.52% (3)	26,139	26,138,709
Total Short-Term Investments (identified cost $67,063,542)		$67,063,542
Total Investments — 125.3% (identified cost $222,693,162)		$261,267,146
Other Assets, Less Liabilities — (25.3)%		$(52,756,739)
Net Assets – 100.0%		$208,510,407

3

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of these securities were on loan at November 30, 2007.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended November 30, 2007 were $574,374 and $256,309, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of November 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of November 30, 2007, the Portfolio loaned securities having a market value of $38,773,719 and received $40,924,833 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	96.6%	$201,460,040
Canada	12.0	25,081,553
Bermuda	4.5	9,312,187
Ireland	2.2	4,650,750
China	2.1	4,450,500
United Kingdom	1.9	3,902,250
Luxembourg	1.7	3,516,017
France	1.2	2,410,188
Cayman Islands	1.1	2,254,350
Brazil	0.9	1,964,386
Japan	0.6	1,230,188
Mexico	0.3	551,377
Spain	0.2	483,360
	125.3%	$261,267,146

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$223,025,960
Gross unrealized appreciation	$44,344,204
Gross unrealized depreciation	(6,103,018)
Net unrealized appreciation	$38,241,186

The net unrealized appreciation on foreign currency and foreign currency transactions at November 30, 2007 on a federal income tax basis was $21.

4

Eaton Vance Worldwide Health Sciences Fund as of November 30, 2007 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the “Fund”), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Worldwide Health Sciences Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2007, the value of the Fund’s investment in the Portfolio was $1,871,835,890 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Worldwide Health Sciences Portfolio	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.31%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 11.28% (1)
Merck KGaA Co.	452,900	$59,022,326	3.15%
Novartis AG	1,580,000	89,882,327	4.80%
Roche Holding AG	325,000	62,257,609	3.33%
		$211,162,262	11.28%
Major Capitalization - Far East — 12.36% (1)
Astellas Pharma, Inc.	955,000	$42,680,867	2.28%
Chugai Pharmaceuticals Co., Ltd.	3,275,000	57,378,279	3.07%
Shionogi & Co., Ltd.	2,478,300	47,728,819	2.55%
Takeda Pharmaceutical Co., Ltd.	1,300,000	83,569,581	4.46%
		$231,357,546	12.36%
Major Capitalization - North America — 33.37% (1)
Abbott Laboratories	1,050,000	$60,385,500	3.23%
Amgen, Inc. (2)	1,398,100	77,245,025	4.13%
Baxter International, Inc.	1,300,000	77,831,000	4.16%
Biogen Idec, Inc. (2)	778,700	57,717,244	3.08%
Bristol-Myers Squibb Co.	1,300,000	38,519,000	2.06%
Genentech, Inc. (2)	850,000	64,812,500	3.46%
Genzyme Corp. (2)	1,325,000	99,282,250	5.30%
Pfizer, Inc.	1,503,800	35,730,288	1.91%
Schering-Plough Corp.	3,615,200	113,155,760	6.04%
		$624,678,567	33.37%
Small & Mid Capitalization - North America — 34.30% (1)
Align Technology, Inc. (2)	2,020,000	$34,117,800	1.82%
BioMarin Pharmaceutical, Inc. (2)	1,659,300	45,630,750	2.44%
Cubist Pharmaceuticals, Inc. (2)	212,500	4,513,500	0.24%
Endo Pharmaceuticals Holdings, Inc. (2)	1,464,900	40,152,909	2.15%
Exelixis, Inc. (2)	2,652,400	23,155,452	1.24%
Genomic Health, Inc. (2)	1,161,000	28,119,420	1.50%
Gen-Probe, Inc. (2)	1,550,000	103,679,500	5.54%
ImClone Systems, Inc. (2)	840,000	37,875,600	2.02%
InterMune, Inc. (2)	1,000,000	16,240,000	0.87%
LifeCell Corp. (2)	1,071,900	43,465,545	2.32%
Millennium Pharmaceuticals, Inc. (2)	2,709,600	39,939,504	2.13%
Mylan Laboratories, Inc.	2,612,900	37,573,502	2.01%
NPS Pharmaceuticals, Inc. (2)	3,149,500	12,849,960	0.69%
Onyx Pharmaceuticals, Inc. (2)	911,400	49,707,756	2.66%
OSI Pharmaceuticals, Inc. (2)	1,350,000	62,950,500	3.36%
Pharmacopeia, Inc. (2)	583,000	2,652,650	0.14%
Sepracor, Inc. (2)	1,220,000	32,366,600	1.73%
Vertex Pharmaceuticals, Inc. (2)	1,062,500	26,976,875	1.44%
		$641,967,823	34.30%
Total Common Stocks (identified cost $1,290,221,842)		$1,709,166,198

Written Options — 0.00%

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2) (3)	2,898	$670	0.00%
		$670	0.00%
Total Written Options (identified cost $0)		$670

Short-Term Investments — 7.57%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
Investment in Cash Management Portfolio, 4.52% (4)	$141,757	$141,757,419	7.57%

1

Total Short-Term Investments (identified cost $141,757,419)	$141,757,419
Total Investments (identified cost $1,431,979,261)	$1,850,924,287	98.88%
Other Assets, Less Liabilities	$20,911,904	1.12%
Net Assets	$1,871,836,191	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2007 was $915,908.

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,432,737,924
Gross unrealized appreciation	$522,931,178
Gross unrealized depreciation	(104,744,815)
Net unrealized appreciation	$418,186,363

The net unrealized appreciation on foreign currency and foreign currency transactions at November 30, 2007 on a federal income tax basis was $319,557.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	January 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	January 18, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 18, 2008